UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-23147
                                                    -----------

                     First Trust Exchange-Traded Fund VIII
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                       Date of fiscal year end: August 31
                                                ---------

                  Date of reporting period: November 30, 2017
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2017 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             CLOSED-END FUNDS -- 98.0%
             CAPITAL MARKETS -- 98.0%
     43,911  Advent Claymore Convertible                $    691,598
                Securities & Income Fund
     19,367  AllianzGI Convertible & Income 2024
                Target                                       172,754
     51,456  AllianzGI NFJ Dividend, Interest &
                Premium Strategy Fund                        691,569
     65,324  Ares Dynamic Credit Allocation Fund,
                Inc.                                       1,072,620
     36,708  Barings Global Short Duration High
                Yield Fund                                   709,933
     28,313  BlackRock Multi-Sector Income Trust             508,501
     68,954  BlackRock Science & Technology Trust          1,828,659
     17,090  Blackstone / GSO Senior Floating Rate
                Term Fund                                    294,973
     41,893  Blackstone / GSO Strategic Credit
                Fund                                         658,977
     37,685  Cohen & Steers Infrastructure Fund,
                Inc.                                         882,960
     65,804  Cohen & Steers REIT and Preferred
                Income Fund, Inc.                          1,373,987
     67,177  DoubleLine Income Solutions Fund              1,346,227
     23,717  Eaton Vance Limited Duration Income
                Fund                                         318,282
     47,059  Eaton Vance Short Duration
                Diversified Income Fund                      643,297
     55,950  Eaton Vance Tax-Advantaged Dividend
                Income Fund                                1,266,149
     70,272  Eaton Vance Tax-Advantaged Global
                Dividend Income Fund                       1,205,868
     44,780  Eaton Vance Tax-Advantaged Global
                Dividend Opportunities Fund                1,120,396
     36,732  Franklin Limited Duration Income
                Trust                                        429,764
     50,141  Gabelli Dividend & Income Trust (The)         1,135,694
     19,645  General American Investors Co., Inc.            662,037
     53,864  John Hancock Tax-Advantaged Dividend
                Income Fund                                1,385,920
     30,366  Macquarie Global Infrastructure Total
                Return Fund, Inc.                            764,009
     11,719  Morgan Stanley China A Share Fund,
                Inc.                                         277,623
     84,176  Nuveen Credit Strategies Income Fund            690,243
     69,561  Nuveen Diversified Dividend & Income
                Fund                                         854,209
     64,361  Nuveen Preferred & Income
                Opportunities Fund                           668,711
      9,727  Nuveen Real Asset Income and Growth
                Fund                                         170,320
     18,678  Nuveen Short Duration Credit
                Opportunities Fund                           316,592


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             CLOSED-END FUNDS (CONTINUED)
             CAPITAL MARKETS (CONTINUED)
     43,785  Nuveen Tax-Advantaged Dividend Growth      $    749,161
                Fund
     63,526  PIMCO Dynamic Credit and Mortgage
                Income Fund                                1,424,252
     10,264  PIMCO Income Opportunity Fund                   265,838
     36,787  Principal Real Estate Income Fund               632,369
     85,321  Prudential Global Short Duration High
                Yield Fund, Inc.                           1,228,622
     76,013  Royce Value Trust, Inc.                       1,225,330
     17,558  Source Capital, Inc.                            707,763
     38,861  Stone Harbor Emerging Markets Total
                Income Fund                                  579,806
     26,395  Tekla Healthcare Investors                      594,943
     58,417  Tekla Healthcare Opportunities Fund           1,028,723
     28,514  Templeton Emerging Markets Fund                 487,589
     52,519  Tortoise Power and Energy
                Infrastructure Fund, Inc.                  1,047,229
     30,142  Tri-Continental Corp.                           802,983
     62,686  Western Asset Emerging Markets Debt
                Fund, Inc.                                   959,723
     20,748  Western Asset Variable Rate Strategic
                Fund, Inc.                                   356,036
                                                        ------------
             TOTAL CLOSED-END FUNDS -- 98.0%              34,232,239
             (Cost $32,547,295)                         ------------

             MONEY MARKET FUNDS -- 1.7%
    602,958  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional Class -
                0.98% (a)                                    602,958
             (Cost $602,958)                            ------------

             TOTAL INVESTMENTS -- 99.7%                   34,835,197
             (Cost $33,150,253) (b)
             NET OTHER ASSETS AND                            100,667
                LIABILITIES -- 0.3%                     ------------
             NET ASSETS -- 100.0%                       $ 34,935,864
                                                        ============


(a)   Rate shown reflects yield as of November 30, 2017.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,018,655 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $333,711. The net unrealized appreciation was $1,684,944.


                        See Notes to Portfolio of Investments

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

NOVEMBER 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1       LEVEL 2       LEVEL 3
                     ---------------------------------------
Closed-End Funds*    $34,232,239   $        --   $        --
Money Market Funds       602,958            --            --
                     ---------------------------------------
Total Investments    $34,835,197   $        --   $        --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at November 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2017 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             CLOSED-END FUNDS -- 82.0%
             CAPITAL MARKETS -- 82.0%
      4,409  BlackRock Investment Quality
                Municipal Trust, Inc.                   $     64,063
     36,482  BlackRock Long-Term Municipal
                Advantage Trust                              433,041
     28,114  BlackRock Muni Intermediate
                Duration Fund, Inc.                          394,158
     19,650  BlackRock Municipal 2018 Term Trust             293,768
     29,036  BlackRock Municipal 2030 Target
                Term Trust                                   648,373
     24,327  BlackRock Municipal Income
                Investment Quality Trust                     366,121
     13,912  BlackRock Municipal Income Trust                194,490
     17,781  BlackRock Municipal Income Trust II             253,201
     17,422  BlackRock MuniHoldings Investment
                Quality Fund                                 259,239
     28,421  BlackRock MuniHoldings Quality Fund, Inc.       384,536
     29,429  BlackRock MuniYield Quality Fund II, Inc.       379,046
     36,862  BlackRock MuniYield Quality Fund III, Inc.      517,911
      2,224  BlackRock New York Municipal 2018
                Term Trust                                    33,049
     15,980  DTF Tax-Free Income, Inc.                       224,519
     19,838  Eaton Vance Municipal Income 2028
                Term Trust                                   392,991
     15,427  Eaton Vance National Municipal
                Opportunities Trust                          357,598
     20,385  Invesco Municipal Trust                         249,716
     20,188  Invesco Quality Municipal Income Trust          248,312
     19,755  Invesco Trust for Investment Grade
                Municipals                                   259,581
     20,510  MainStay DefinedTerm Municipal
                Opportunities Fund                           401,996
     16,939  Neuberger Berman Intermediate
                Municipal Fund, Inc.                         252,560
     22,552  Nuveen AMT-Free Municipal Credit
                Income Fund                                  344,595
     19,214  Nuveen AMT-Free Quality Municipal
                Income Fund                                  260,158
     30,646  Nuveen Enhanced Municipal Value Fund            437,625
     40,180  Nuveen Intermediate Duration Municipal
                Term Fund                                    527,162
     10,277  Nuveen Intermediate Duration Quality
                Municipal Term Fund                          132,368
     38,088  Nuveen Municipal 2021 Target Term Fund          361,074
     31,442  Nuveen Municipal Credit Income Fund             477,290
     52,906  Nuveen Municipal Value Fund, Inc.               534,351
     18,772  Nuveen Quality Municipal Income Fund            259,804


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             CLOSED-END FUNDS (CONTINUED)
             CAPITAL MARKETS (CONTINUED)
      4,702 Nuveen Select Tax-Free Income Portfolio $ 68,790 20,427 Western Asset Intermediate Muni Fund,
                Inc.                                         190,992
      2,883  Western Asset Municipal Defined
                Opportunity Trust, Inc.                       61,610
     30,213  Western Asset Municipal Partners
                Fund, Inc.                                   457,425
                                                        ------------
             TOTAL CLOSED-END FUNDS -- 82.0%              10,721,513
             (Cost $10,761,111)                         ------------

             EXCHANGE-TRADED FUNDS -- 10.5%
             CAPITAL MARKETS -- 10.5%
     10,249  PIMCO Intermediate Municipal Bond
                Active Exchange-Traded Fund                  546,579
     11,144  PIMCO Short Term Municipal Bond
                Active Exchange-Traded Fund                  556,643
      8,569  VanEck Vectors High-Yield Municipal
                Index ETF                                    267,353
                                                        ------------
             TOTAL EXCHANGE-TRADED FUNDS
                -- 10.5%                                   1,370,575
             (Cost $1,365,583)                          ------------

             TOTAL INVESTMENTS -- 92.5%                   12,092,088
             (Cost $12,126,694) (a)
             NET OTHER ASSETS AND
                LIABILITIES -- 7.5%                          983,490
                                                        ------------
             NET ASSETS -- 100.0%                       $ 13,075,578
                                                        ============


(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $102,190 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $136,796. The net unrealized depreciation was $34,606.


                        See Notes to Portfolio of Investments

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

NOVEMBER 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1       LEVEL 2       LEVEL 3
                     ---------------------------------------
Closed-End Funds*    $10,721,513   $        --   $        --
Exchange-Traded
  Funds*               1,370,575            --            --
                     ---------------------------------------
Total Investments    $12,092,088   $        --   $        --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at November 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND VIII (FCEF and MCEF)
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the two funds listed below (each a "Fund" and collectively, the "Funds"). The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

   First Trust CEF Income Opportunity ETF - (Nasdaq ticker "FCEF")
   First Trust Municipal CEF Income Opportunity ETF - (Nasdaq ticker "MCEF")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

FIRST TRUST EXCHANGE-TRADED FUND VIII (FCEF and MCEF)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2017 (UNAUDITED)


      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of November 30, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

EQUITYCOMPASS RISK MANAGER ETF (ERM)

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2017 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS -- 99.6%
             AEROSPACE & DEFENSE -- 3.3%
        411  Boeing (The) Co.                           $    113,765
        505  General Dynamics Corp.                          104,616
        336  Lockheed Martin Corp.                           107,224
        561  Raytheon Co.                                    107,235
        900  United Technologies Corp.                       109,305
                                                        ------------
                                                             542,145
                                                        ------------
             AIR FREIGHT & LOGISTICS -- 1.3%
        475  FedEx Corp.                                     109,943
        884  United Parcel Service, Inc., Class B            107,362
                                                        ------------
                                                             217,305
                                                        ------------
             AUTOMOBILES -- 1.3%
      8,546  Ford Motor Co.                                  106,996
      2,436  General Motors Co.                              104,967
                                                        ------------
                                                             211,963
                                                        ------------
             BANKS -- 4.1%
      4,105  Bank of America Corp.                           115,638
      1,429  Citigroup, Inc.                                 107,890
      1,092  JPMorgan Chase & Co.                            114,136
      5,861  People's United Financial, Inc.                 111,476
      1,996  U.S. Bancorp                                    110,079
      1,924  Wells Fargo & Co.                               108,648
                                                        ------------
                                                             667,867
                                                        ------------
             BEVERAGES -- 2.1%
      1,961  Brown-Forman Corp., Class B                     117,268
      2,346  Coca-Cola (The) Co.                             107,376
        965  PepsiCo, Inc.                                   112,442
                                                        ------------
                                                             337,086
                                                        ------------
             BIOTECHNOLOGY -- 3.0%
      1,184  AbbVie, Inc.                                    114,754
        567  Amgen, Inc.                                      99,599
        333  Biogen, Inc. (a)                                107,283
        722  Celgene Corp. (a)                                72,799
      1,272  Gilead Sciences, Inc.                            95,120
                                                        ------------
                                                             489,555
                                                        ------------
             CAPITAL MARKETS -- 2.7%
      1,971  Bank of New York Mellon (The) Corp.             107,892
        236  BlackRock, Inc.                                 118,281
        437  Goldman Sachs Group (The), Inc.                 108,219
      2,155  Morgan Stanley                                  111,220
                                                        ------------
                                                             445,612
                                                        ------------
             CHEMICALS -- 2.7%
      2,984  CF Industries Holdings, Inc.                    111,811
      1,511  DowDuPont, Inc.                                 108,732
        883  Monsanto Co.                                    104,494
      4,860  Mosaic (The) Co.                                118,049
                                                        ------------
                                                             443,086
                                                        ------------


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES -- 0.6%
      1,474  Stericycle, Inc. (a)                       $     97,741
                                                        ------------
             COMMUNICATIONS EQUIPMENT -- 1.4%
      3,124  Cisco Systems, Inc.                             116,525
        895  F5 Networks, Inc. (a)                           120,109
                                                        ------------
                                                             236,634
                                                        ------------
             CONSTRUCTION & ENGINEERING -- 1.4%
      2,486  Fluor Corp.                                     120,347
      2,835  Quanta Services, Inc. (a)                       107,447
                                                        ------------
                                                             227,794
                                                        ------------
             CONSUMER FINANCE -- 1.9%
      1,156  American Express Co.                            112,953
      1,226  Capital One Financial Corp.                     112,792
      7,024  Navient Corp.                                    88,572
                                                        ------------
                                                             314,317
                                                        ------------
             CONTAINERS & PACKAGING -- 2.1%
      1,067  Avery Dennison Corp.                            121,766
        902  Packaging Corp. of America                      106,977
      2,415  Sealed Air Corp.                                116,041
                                                        ------------
                                                             344,784
                                                        ------------
             DIVERSIFIED FINANCIAL SERVICES -- 1.3%
        569  Berkshire Hathaway, Inc., Class B (a)           109,823
      4,161  Leucadia National Corp.                         109,476
                                                        ------------
                                                             219,299
                                                        ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES
                -- 1.2%
      2,684  AT&T, Inc.                                       97,644
      2,121  Verizon Communications, Inc.                    107,938
                                                        ------------
                                                             205,582
                                                        ------------
             ELECTRIC UTILITIES -- 3.5%
      1,259  Duke Energy Corp.                               112,277
      2,811  Exelon Corp.                                    117,247
        721  NextEra Energy, Inc.                            113,947
      1,244  Pinnacle West Capital Corp.                     114,212
      2,164  Southern (The) Co.                              110,797
                                                        ------------
                                                             568,480
                                                        ------------
             ELECTRICAL EQUIPMENT -- 0.7%
      1,675  Emerson Electric Co.                            108,573
                                                        ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS -- 0.7%
      2,583  FLIR Systems, Inc.                              120,316
                                                        ------------
             ENERGY EQUIPMENT & SERVICES -- 1.9%
      2,354  Halliburton Co.                                  98,350
      2,098  Helmerich & Payne, Inc.                         122,901


                        See Notes to Portfolio of Investments

EQUITYCOMPASS RISK MANAGER ETF (ERM)

NOVEMBER 30, 2017 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES (CONTINUED)
      1,531  Schlumberger Ltd.                          $     96,223
                                                        ------------
                                                             317,474
                                                        ------------
             EQUITY REAL ESTATE INVESTMENT TRUSTS
                -- 4.0%
      2,402  Apartment Investment & Management Co.,
                Class A                                      105,904
        851  Federal Realty Investment Trust                 112,511
      5,518  Kimco Realty Corp.                              102,194
      1,907  Macerich (The) Co.                              123,478
        660  Simon Property Group, Inc.                      106,755
      1,022  SL Green Realty Corp.                           104,479
                                                        ------------
                                                             655,321
                                                        ------------
             FOOD & STAPLES RETAILING -- 2.7%
        634  Costco Wholesale Corp.                          116,929
      1,307  CVS Health Corp.                                100,116
      1,378  Walgreens Boots Alliance, Inc.                  100,263
      1,330  Wal-Mart Stores, Inc.                           129,316
                                                        ------------
                                                             446,624
                                                        ------------
             FOOD PRODUCTS -- 2.7%
      1,009  J.M. Smucker (The) Co.                          117,720
      1,354  Kraft Heinz (The) Co.                           110,175
      1,077  McCormick & Co., Inc.                           110,048
      2,579  Mondelez International, Inc., Class A           110,742
                                                        ------------
                                                             448,685
                                                        ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
      1,962  Abbott Laboratories                             110,598
      1,220  Danaher Corp.                                   115,119
      1,355  Medtronic PLC                                   111,286
      1,054  Varian Medical Systems, Inc. (a)                117,785
                                                        ------------
                                                             454,788
                                                        ------------
             HEALTH CARE PROVIDERS & SERVICES -- 2.4%
      2,359  Envision Healthcare Corp. (a)                    75,323
      2,727  Patterson Cos., Inc.                             99,672
        530  UnitedHealth Group, Inc.                        120,930
        942  Universal Health Services, Inc.,
                Class B                                      102,065
                                                        ------------
                                                             397,990
                                                        ------------
             HOTELS, RESTAURANTS & LEISURE -- 1.4%
        673  McDonald's Corp.                                115,736
      1,948  Starbucks Corp.                                 112,633
                                                        ------------
                                                             228,369
                                                        ------------
             HOUSEHOLD PRODUCTS -- 1.9%
      2,222  Church & Dwight Co., Inc.                       104,634
      1,453  Colgate-Palmolive Co.                           105,270


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD PRODUCTS (CONTINUED)
      1,150  Procter & Gamble (The) Co.                 $    103,488
                                                        ------------
                                                             313,392
                                                        ------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 1.3%
      9,453  AES (The) Corp.                                 100,013
      4,143  NRG Energy, Inc.                                114,554
                                                        ------------
                                                             214,567
                                                        ------------
             INDUSTRIAL CONGLOMERATES -- 1.9%
        494  3M Co.                                          120,111
      4,315  General Electric Co.                             78,921
        741  Honeywell International, Inc.                   115,567
                                                        ------------
                                                             314,599
                                                        ------------
             INSURANCE -- 3.4%
      1,153  Allstate (The) Corp.                            118,367
      1,724  American International Group, Inc.              103,371
      1,109  Assurant, Inc.                                  111,865
      2,035  MetLife, Inc.                                   109,238
      1,321  Torchmark Corp.                                 117,371
                                                        ------------
                                                             560,212
                                                        ------------
             INTERNET & DIRECT MARKETING RETAIL
                -- 1.4%
        109  Amazon.com, Inc. (a)                            128,266
         57  Priceline Group (The), Inc. (a)                  99,163
                                                        ------------
                                                             227,429
                                                        ------------
             INTERNET SOFTWARE & SERVICES -- 2.1%
      2,090  Akamai Technologies, Inc. (a)                   116,580
        108  Alphabet, Inc., Class A (a)                     111,906
        620  Facebook, Inc., Class A (a)                     109,852
                                                        ------------
                                                             338,338
                                                        ------------
             IT SERVICES -- 4.1%
        786  Accenture PLC, Class A                          116,336
      3,302  CSRA, Inc.                                       95,527
        720  International Business Machines Corp.           110,858
        741  Mastercard, Inc., Class A                       111,498
      1,646  PayPal Holdings, Inc. (a)                       124,652
      1,000  Visa, Inc., Class A                             112,590
                                                        ------------
                                                             671,461
                                                        ------------
             LIFE SCIENCES TOOLS & SERVICES -- 0.7%
      1,514  PerkinElmer, Inc.                               111,552
                                                        ------------
             MACHINERY -- 1.4%
        850  Caterpillar, Inc.                               119,977
      2,503  Flowserve Corp.                                 106,578
                                                        ------------
                                                             226,555
                                                        ------------
             MEDIA -- 3.8%
        287  Charter Communications, Inc.,
                Class A (a)                                   93,622


                        See Notes to Portfolio of Investments

EQUITYCOMPASS RISK MANAGER ETF (ERM)

NOVEMBER 30, 2017 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA (CONTINUED)
      2,791  Comcast Corp., Class A                     $    104,774
      4,918  Discovery Communications, Inc.,
                Class A (a)                                   93,541
      1,024  Time Warner, Inc.                                93,706
      3,965  Twenty-First Century Fox, Inc.,
                Class A                                      126,642
      1,050  Walt Disney (The) Co.                           110,061
                                                        ------------
                                                             622,346
                                                        ------------
             MULTILINE RETAIL -- 0.7%
      1,803  Target Corp.                                    108,000
                                                        ------------
             MULTI-UTILITIES -- 1.3%
      4,170  NiSource, Inc.                                  114,800
      2,192  SCANA Corp.                                      94,629
                                                        ------------
                                                             209,429
                                                        ------------
             OIL, GAS & CONSUMABLE FUELS -- 5.7%
        897  Chevron Corp.                                   106,734
        916  Cimarex Energy Co.                              106,357
      2,128  ConocoPhillips                                  108,273
      1,623  EQT Corp.                                        96,731
      1,291  Exxon Mobil Corp.                               107,527
      5,575  Kinder Morgan, Inc.                              96,057
      3,501  Newfield Exploration Co. (a)                    108,286
      1,656  Occidental Petroleum Corp.                      116,748
      5,239  Range Resources Corp.                            94,407
                                                        ------------
                                                             941,120
                                                        ------------
             PERSONAL PRODUCTS -- 0.7%
      6,314  Coty, Inc., Class A                             108,790
                                                        ------------
             PHARMACEUTICALS -- 3.7%
        499  Allergan PLC                                     86,741
      1,641  Bristol-Myers Squibb Co.                        103,695
      1,225  Eli Lilly and Co.                               103,684
        799  Johnson & Johnson                               111,325
      1,647  Merck & Co., Inc.                                91,030
      2,940  Pfizer, Inc.                                    106,604
                                                        ------------
                                                             603,079
                                                        ------------
             PROFESSIONAL SERVICES -- 0.7%
      2,068  Robert Half International, Inc.                 117,959
                                                        ------------
             ROAD & RAIL -- 0.7%
        925  Union Pacific Corp.                             117,012
                                                        ------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.2%
      2,671  Intel Corp.                                     119,768
      2,030  QUALCOMM, Inc.                                  134,670
      1,180  Texas Instruments, Inc.                         114,802
                                                        ------------
                                                             369,240
                                                        ------------
             SOFTWARE -- 1.4%
      1,422  Microsoft Corp.                                 119,690


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
      2,163  Oracle Corp.                               $    106,117
                                                        ------------
                                                             225,807
                                                        ------------
             SPECIALTY RETAIL -- 2.7%
      3,091  Foot Locker, Inc.                               132,419
        642  Home Depot (The), Inc.                          115,444
      1,301  Lowe's Cos., Inc.                               108,464
      1,572  Signet Jewelers Ltd.                             82,200
                                                        ------------
                                                             438,527
                                                        ------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 1.3%
        681  Apple, Inc.                                     117,030
      3,176  Xerox Corp.                                      94,200
                                                        ------------
                                                             211,230
                                                        ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
      2,042  NIKE, Inc., Class B                             123,378
      1,188  Ralph Lauren Corp.                              113,038
      6,340  Under Armour, Inc., Class A (a)                  84,258
                                                        ------------
                                                             320,674
                                                        ------------
             TOBACCO -- 1.3%
      1,668  Altria Group, Inc.                              113,140
        957  Philip Morris International, Inc.                98,332
                                                        ------------
                                                             211,472
                                                        ------------
             TOTAL INVESTMENTS -- 99.6%                   16,330,180
             (Cost $15,617,180) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                           68,379
                                                        ------------
             NET ASSETS -- 100.0%                       $ 16,398,559
                                                        ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,128,661 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $415,661. The net unrealized appreciation was $713,000.


                        See Notes to Portfolio of Investments

EQUITYCOMPASS RISK MANAGER ETF (ERM)

NOVEMBER 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1       LEVEL 2       LEVEL 3
                     ---------------------------------------
Common Stocks*       $16,330,180   $        --   $        --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at November 30, 2017.


                        See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2017 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS -- 99.6%
             AEROSPACE & DEFENSE -- 3.3%
        801  Boeing (The) Co.                           $    221,717
        976  General Dynamics Corp.                          202,188
        655  Lockheed Martin Corp.                           209,024
      1,090  Raytheon Co.                                    208,353
      1,742  United Technologies Corp.                       211,566
                                                        ------------
                                                           1,052,848
                                                        ------------
             AIR FREIGHT & LOGISTICS -- 1.3%
        916  FedEx Corp.                                     212,017
      1,709  United Parcel Service, Inc., Class B            207,558
                                                        ------------
                                                             419,575
                                                        ------------
             AUTOMOBILES -- 1.3%
     16,540  Ford Motor Co.                                  207,081
      4,719  General Motors Co.                              203,342
                                                        ------------
                                                             410,423
                                                        ------------
             BANKS -- 4.1%
      7,939  Bank of America Corp.                           223,642
      2,765  Citigroup, Inc.                                 208,758
      2,112  JPMorgan Chase & Co.                            220,746
     11,322  People's United Financial, Inc.                 215,344
      3,859  U.S. Bancorp                                    212,824
      3,720  Wells Fargo & Co.                               210,068
                                                        ------------
                                                           1,291,382
                                                        ------------
             BEVERAGES -- 2.1%
      3,793  Brown-Forman Corp., Class B                     226,821
      4,545  Coca-Cola (The) Co.                             208,025
      1,868  PepsiCo, Inc.                                   217,659
                                                        ------------
                                                             652,505
                                                        ------------
             BIOTECHNOLOGY -- 3.0%
      2,293  AbbVie, Inc.                                    222,237
      1,097  Amgen, Inc.                                     192,699
        645  Biogen, Inc. (a)                                207,800
      1,398  Celgene Corp. (a)                               140,960
      2,464  Gilead Sciences, Inc.                           184,258
                                                        ------------
                                                             947,954
                                                        ------------
             CAPITAL MARKETS -- 2.7%
      3,817  Bank of New York Mellon (The) Corp.             208,942
        456  BlackRock, Inc.                                 228,543
        845  Goldman Sachs Group (The), Inc.                 209,256
      4,167  Morgan Stanley                                  215,059
                                                        ------------
                                                             861,800
                                                        ------------
             CHEMICALS -- 2.7%
      5,772  CF Industries Holdings, Inc.                    216,277
      2,922  DowDuPont, Inc.                                 210,267
      1,707  Monsanto Co.                                    202,006
      9,396  Mosaic (The) Co.                                228,229
                                                        ------------
                                                             856,779
                                                        ------------


SHARES     DESCRIPTION                                  VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES -- 0.6%
      2,852  Stericycle, Inc. (a)                       $    189,116
                                                        ------------
             COMMUNICATIONS EQUIPMENT -- 1.4%
      6,041  Cisco Systems, Inc.                             225,329
      1,730  F5 Networks, Inc. (a)                           232,166
                                                        ------------
                                                             457,495
                                                        ------------
             CONSTRUCTION & ENGINEERING -- 1.4%
      4,807  Fluor Corp.                                     232,707
      5,482  Quanta Services, Inc. (a)                       207,768
                                                        ------------
                                                             440,475
                                                        ------------
             CONSUMER FINANCE -- 1.9%
      2,236  American Express Co.                            218,480
      2,371  Capital One Financial Corp.                     218,132
     13,591  Navient Corp.                                   171,382
                                                        ------------
                                                             607,994
                                                        ------------
             CONTAINERS & PACKAGING -- 2.1%
      2,064  Avery Dennison Corp.                            235,544
      1,746  Packaging Corp. of America                      207,076
      4,668  Sealed Air Corp.                                224,297
                                                        ------------
                                                             666,917
                                                        ------------
             DIVERSIFIED FINANCIAL SERVICES -- 1.3%
      1,100  Berkshire Hathaway, Inc., Class B (a)           212,311
      8,051  Leucadia National Corp.                         211,822
                                                        ------------
                                                             424,133
                                                        ------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.2%
      5,191  AT&T, Inc.                                      188,849
      4,108  Verizon Communications, Inc.                    209,056
                                                        ------------
                                                             397,905
                                                        ------------
             ELECTRIC UTILITIES -- 3.5%
      2,436  Duke Energy Corp.                               217,242
      5,441  Exelon Corp.                                    226,944
      1,395  NextEra Energy, Inc.                            220,466
      2,408  Pinnacle West Capital Corp.                     221,078
      4,188  Southern (The) Co.                              214,426
                                                        ------------
                                                           1,100,156
                                                        ------------
             ELECTRICAL EQUIPMENT -- 0.7%
      3,241  Emerson Electric Co.                            210,082
                                                        ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS -- 0.7%
      4,998  FLIR Systems, Inc.                              232,807
                                                        ------------
             ENERGY EQUIPMENT & SERVICES -- 1.9%
      4,550  Halliburton Co.                                 190,099
      4,054  Helmerich & Payne, Inc.                         237,483


                        See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

NOVEMBER 30, 2017 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES
                (CONTINUED)
      2,960  Schlumberger Ltd.                          $    186,036
                                                        ------------
                                                             613,618
                                                        ------------
             EQUITY REAL ESTATE INVESTMENT TRUSTS
                -- 4.0%
      4,647  Apartment Investment & Management
                Co., Class A                                 204,886
      1,645  Federal Realty Investment Trust                 217,485
     10,676  Kimco Realty Corp.                              197,720
      3,688  Macerich (The) Co.                              238,798
      1,277  Simon Property Group, Inc.                      206,555
      1,977  SL Green Realty Corp.                           202,109
                                                        ------------
                                                           1,267,553
                                                        ------------
             FOOD & STAPLES RETAILING -- 2.7%
      1,226  Costco Wholesale Corp.                          226,111
      2,527  CVS Health Corp.                                193,568
      2,664  Walgreens Boots Alliance, Inc.                  193,833
      2,572  Wal-Mart Stores, Inc.                           250,076
                                                        ------------
                                                             863,588
                                                        ------------
             FOOD PRODUCTS -- 2.7%
      1,953  J.M. Smucker (The) Co.                          227,856
      2,619  Kraft Heinz (The) Co.                           213,108
      2,083  McCormick & Co., Inc.                           212,841
      4,986  Mondelez International, Inc., Class A           214,099
                                                        ------------
                                                             867,904
                                                        ------------
             HEALTH CARE EQUIPMENT & SUPPLIES --
                2.8%
      3,796  Abbott Laboratories                             213,980
      2,366  Danaher Corp.                                   223,256
      2,630  Medtronic PLC                                   216,002
      2,047  Varian Medical Systems, Inc. (a)                228,752
                                                        ------------
                                                             881,990
                                                        ------------
             HEALTH CARE PROVIDERS & SERVICES --
                2.4%
      4,564  Envision Healthcare Corp. (a)                   145,729
      5,278  Patterson Cos., Inc.                            192,911
      1,026  UnitedHealth Group, Inc.                        234,102
      1,823  Universal Health Services, Inc.,
                Class B                                      197,522
                                                        ------------
                                                             770,264
                                                        ------------
             HOTELS, RESTAURANTS & LEISURE -- 1.4%
      1,301  McDonald's Corp.                                223,733
      3,768  Starbucks Corp.                                 217,866
                                                        ------------
                                                             441,599
                                                        ------------
             HOUSEHOLD PRODUCTS -- 1.9%
      4,299  Church & Dwight Co., Inc.                       202,440
      2,812  Colgate-Palmolive Co.                           203,729


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD PRODUCTS (CONTINUED)
      2,223  Procter & Gamble (The) Co.                 $    200,048
                                                        ------------
                                                             606,217
                                                        ------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 1.3%
     18,321  AES (The) Corp.                                 193,836
      8,010  NRG Energy, Inc.                                221,477
                                                        ------------
                                                             415,313
                                                        ------------
             INDUSTRIAL CONGLOMERATES -- 1.9%
        955  3M Co.                                          232,199
      8,347  General Electric Co.                            152,667
      1,438  Honeywell International, Inc.                   224,270
                                                        ------------
                                                             609,136
                                                        ------------
             INSURANCE -- 3.4%
      2,231  Allstate (The) Corp.                            229,034
      3,335  American International Group, Inc.              199,967
      2,147  Assurant, Inc.                                  216,568
      3,937  MetLife, Inc.                                   211,338
      2,556  Torchmark Corp.                                 227,101
                                                        ------------
                                                           1,084,008
                                                        ------------
             INTERNET & DIRECT MARKETING RETAIL --
                1.4%
        211  Amazon.com, Inc. (a)                            248,294
        110  Priceline Group (The), Inc. (a)                 191,368
                                                        ------------
                                                             439,662
                                                        ------------
             INTERNET SOFTWARE & SERVICES -- 2.1%
      4,042  Akamai Technologies, Inc. (a)                   225,463
        210  Alphabet, Inc., Class A (a)                     217,595
      1,200  Facebook, Inc., Class A (a)                     212,616
                                                        ------------
                                                             655,674
                                                        ------------
             IT SERVICES -- 4.1%
      1,526  Accenture PLC, Class A                          225,863
      6,386  CSRA, Inc.                                      184,747
      1,392  International Business Machines Corp.           214,326
      1,438  Mastercard, Inc., Class A                       216,376
      3,182  PayPal Holdings, Inc. (a)                       240,973
      1,934  Visa, Inc., Class A                             217,749
                                                        ------------
                                                           1,300,034
                                                        ------------
             LIFE SCIENCES TOOLS & SERVICES -- 0.7%
      2,929  PerkinElmer, Inc.                               215,809
                                                        ------------
             MACHINERY -- 1.4%
      1,645  Caterpillar, Inc.                               232,192
      4,842  Flowserve Corp.                                 206,172
                                                        ------------
                                                             438,364
                                                        ------------
             MEDIA -- 3.8%
        555  Charter Communications, Inc.,
                Class A (a)                                  181,046


                        See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

NOVEMBER 30, 2017 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA (CONTINUED)
      5,395  Comcast Corp., Class A                     $    202,528
      9,492  Discovery Communications, Inc.,
                Class A (a)                                  180,538
      1,980  Time Warner, Inc.                               181,190
      7,662  Twenty-First Century Fox, Inc.,
                Class A                                      244,724
      2,030  Walt Disney (The) Co.                           212,785
                                                        ------------
                                                           1,202,811
                                                        ------------
             MULTILINE RETAIL -- 0.7%
      3,484  Target Corp.                                    208,692
                                                        ------------
             MULTI-UTILITIES -- 1.3%
      8,066  NiSource, Inc.                                  222,057
      4,243  SCANA Corp.                                     183,170
                                                        ------------
                                                             405,227
                                                        ------------
             OIL, GAS & CONSUMABLE FUELS -- 5.7%
      1,734  Chevron Corp.                                   206,329
      1,771  Cimarex Energy Co.                              205,631
      4,114  ConocoPhillips                                  209,320
      3,139  EQT Corp.                                       187,084
      2,499  Exxon Mobil Corp.                               208,142
     10,779  Kinder Morgan, Inc.                             185,722
      6,762  Newfield Exploration Co. (a)                    209,149
      3,208  Occidental Petroleum Corp.                      226,164
     10,089  Range Resources Corp.                           181,804
                                                        ------------
                                                           1,819,345
                                                        ------------
             PERSONAL PRODUCTS -- 0.7%
     12,213  Coty, Inc., Class A                             210,430
                                                        ------------
             PHARMACEUTICALS -- 3.7%
        966  Allergan PLC                                    167,920
      3,181  Bristol-Myers Squibb Co.                        201,007
      2,370  Eli Lilly and Co.                               200,597
      1,547  Johnson & Johnson                               215,544
      3,187  Merck & Co., Inc.                               176,145
      5,687  Pfizer, Inc.                                    206,211
                                                        ------------
                                                           1,167,424
                                                        ------------
             PROFESSIONAL SERVICES -- 0.7%
      4,000  Robert Half International, Inc.                 228,160
                                                        ------------
             ROAD & RAIL -- 0.7%
      1,787  Union Pacific Corp.                             226,055
                                                        ------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.2%
      5,168  Intel Corp.                                     231,733
      3,932  QUALCOMM, Inc.                                  260,849
      2,280  Texas Instruments, Inc.                         221,821
                                                        ------------
                                                             714,403
                                                        ------------
             SOFTWARE -- 1.4%
      2,751  Microsoft Corp.                                 231,552


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
      4,184  Oracle Corp.                               $    205,267
                                                        ------------
                                                             436,819
                                                        ------------
             SPECIALTY RETAIL -- 2.7%
      5,955  Foot Locker, Inc.                               255,112
      1,242  Home Depot (The), Inc.                          223,337
      2,517  Lowe's Cos., Inc.                               209,842
      3,036  Signet Jewelers Ltd.                            158,752
                                                        ------------
                                                             847,043
                                                        ------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 1.3%
      1,323  Apple, Inc.                                     227,357
      6,142  Xerox Corp.                                     182,172
                                                        ------------
                                                             409,529
                                                        ------------
             TEXTILES, APPAREL & LUXURY GOODS --
                2.0%
      3,951  NIKE, Inc., Class B                             238,720
      2,296  Ralph Lauren Corp.                              218,464
     12,259  Under Armour, Inc., Class A (a)                 162,922
                                                        ------------
                                                             620,106
                                                        ------------
             TOBACCO -- 1.3%
      3,226  Altria Group, Inc.                              218,820
      1,852  Philip Morris International, Inc.               190,293
                                                        ------------
                                                             409,113
                                                        ------------
             TOTAL INVESTMENTS -- 99.6%                   31,596,236
             (Cost $30,108,931) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                          114,851
                                                        ------------
             NET ASSETS -- 100.0%                       $ 31,711,087
                                                        ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,269,934 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $782,629. The net unrealized appreciation was $1,487,305.


                        See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

NOVEMBER 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1       LEVEL 2       LEVEL 3
                     ---------------------------------------
Common Stocks*       $31,596,236   $        --   $        --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at November 30, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND VIII (ERM and TERM)
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the two funds listed below (each a "Fund" and collectively, the "Funds"). The shares of each Fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

   EquityCompass Risk Manager ETF - (NYSE Arca ticker "ERM")
   EquityCompass Tactical Risk Manager ETF - (NYSE Arca ticker "TERM")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A

FIRST TRUST EXCHANGE-TRADED FUND VIII (ERM and TERM)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2017 (UNAUDITED)

variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of November 30, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BONDS AND NOTES -- 42.1%

$   10,030,000   U.S. Treasury Bond ..........................................      2.75%          11/15/47      $     9,867,600
     1,027,412   U.S. Treasury Inflation Indexed Bond (a).....................      0.88%          02/15/47            1,027,265
       679,862   U.S. Treasury Inflation Indexed Note (a).....................      0.13%          04/15/22              673,924
       787,575   U.S. Treasury Inflation Indexed Note (a).....................      0.13%          07/15/26              761,990
       680,954   U.S. Treasury Inflation Indexed Note (a).....................      0.38%          07/15/27              670,049
     1,950,000   U.S. Treasury Note ..........................................      1.38%          09/30/19            1,935,870
    16,345,000   U.S. Treasury Note ..........................................      1.50%          10/31/19           16,255,932
     1,020,000   U.S. Treasury Note ..........................................      1.75%          11/30/19            1,019,243
    11,895,000   U.S. Treasury Note ..........................................      2.00%          10/31/22           11,820,192
    10,830,000   U.S. Treasury Note ..........................................      2.00%          11/30/22           10,756,813
     4,905,000   U.S. Treasury Note ..........................................      2.25%          11/15/27            4,833,437
                                                                                                                 ---------------
                 TOTAL U.S. GOVERNMENT BONDS AND NOTES........................................................        59,622,315
                 (Cost $59,768,854)                                                                              ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 27.7%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                 Federal Home Loan Mortgage Corporation
       159,712        Series 2017-4656, Class EZ..............................      4.00%          02/15/47              169,601
                                                                                                                 ---------------
                 COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.2%
                 Freddie Mac Multifamily Structured Pass Through Certificates
       218,365        Series 2015-KF08, Class A, 1 Mo. LIBOR + 0.30% (b)......      1.54%          01/25/22              217,337
       254,751        Series 2015-KF09, Class A, 1 Mo. LIBOR + 0.38% (b)......      1.62%          05/25/22              253,881
       228,748        Series 2015-KF10, Class A, 1 Mo. LIBOR + 0.38% (b)......      1.61%          07/25/22              227,909
       396,470        Series 2016-KF16, Class A, 1 Mo. LIBOR + 0.63% (b)......      1.87%          03/25/26              398,294
                 Government National Mortgage Association
       616,590        Series 2011-86, Class B.................................      3.00%          02/16/41              618,879
                                                                                                                 ---------------
                                                                                                                       1,716,300
                                                                                                                 ---------------
                 PASS-THROUGH SECURITIES -- 26.4%
                 Federal Home Loan Mortgage Corporation
       496,719        Pool G08738.............................................      3.50%          12/01/46              509,709
       484,225        Pool G08741.............................................      3.00%          01/01/47              483,760
       482,142        Pool G08747.............................................      3.00%          02/01/47              481,612
       503,216        Pool G08748.............................................      3.50%          02/01/47              516,376
       484,622        Pool G08750.............................................      3.00%          03/01/47              484,065
     1,060,892        Pool G60080.............................................      3.50%          06/01/45            1,094,898
       398,485        Pool G60440.............................................      3.50%          03/01/46              411,267
     1,093,681        Pool G67700.............................................      3.50%          08/01/46            1,128,427
       928,781        Pool G67703.............................................      3.50%          04/01/47              958,268
       900,000        Pool G67706.............................................      3.50%          12/01/47              928,575
       381,659        Pool U90772.............................................      3.50%          01/01/43              392,712
                 Federal National Mortgage Association
       116,568        Pool 471513.............................................      2.90%          06/01/22              118,891
       436,575        Pool AL6465.............................................      3.25%          11/01/23              448,678
       350,000        Pool AM4011.............................................      3.67%          07/01/23              369,377
        93,650        Pool AM4109.............................................      3.85%          08/01/25              100,875
        94,579        Pool AM4724.............................................      3.95%          11/01/25              102,302
       118,475        Pool AM5673.............................................      3.65%          04/01/23              124,448
        91,026        Pool AM5948.............................................      3.54%          05/01/29               95,091
       121,318        Pool AM7122.............................................      3.61%          11/01/34              127,261
        95,554        Pool AM7817.............................................      3.31%          01/01/27               98,827


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                 PASS-THROUGH SECURITIES (CONTINUED)
                 Federal National Mortgage Association (Continued)
$       43,762        Pool AN0550.............................................      3.63%          02/01/31      $        46,060
       160,488        Pool AN1151.............................................      3.20%          03/01/31              162,654
        49,147        Pool AN1682.............................................      3.13%          05/01/31               49,224
       120,000        Pool AN2786, IO.........................................      2.76%          09/01/36              113,705
       207,657        Pool AN4665.............................................      3.49%          02/01/32              215,663
       108,968        Pool AN5048.............................................      3.13%          04/01/29              110,930
       108,968        Pool AN5049.............................................      3.13%          04/01/29              110,930
        99,338        Pool AN5529.............................................      3.02%          06/01/28              100,034
       414,838        Pool AX2491.............................................      4.00%          10/01/44              434,078
       592,326        Pool FN0000.............................................      3.59%          09/01/20              611,891
       419,898        Pool MA2145.............................................      4.00%          01/01/45              439,763
        60,829        Pool MA2896.............................................      3.50%          02/01/47               62,439
       212,907        Pool MA2915.............................................      3.00%          02/01/27              217,397
       219,760        Pool MA3088.............................................      4.00%          08/01/47              229,892
       759,759        Pool MA3147.............................................      3.00%          10/01/47              758,583
       550,000        Pool TBA (c)............................................      2.50%          12/15/32              548,840
     1,660,000        Pool TBA (c)............................................      3.00%          12/15/32            1,691,275
     2,550,000        Pool TBA (c)............................................      4.50%          12/01/39            2,712,712
     4,970,000        Pool TBA (c)............................................      3.50%          12/15/44            5,096,385
     2,895,000        Pool TBA (c)............................................      3.00%          12/15/47            2,887,891
     1,825,000        Pool TBA (c)............................................      4.00%          12/15/47            1,906,840
                 Government National Mortgage Association
       430,087        Pool MA4069.............................................      3.50%          11/20/46              445,342
       353,289        Pool MA4195.............................................      3.00%          01/20/47              356,482
       457,407        Pool MA4196.............................................      3.50%          01/20/47              473,631
       547,266        Pool MA4719.............................................      3.50%          09/20/47              566,677
       174,622        Pool MA4777.............................................      3.00%          10/20/47              176,201
       880,000        Pool TBA (c)............................................      5.00%          12/01/47              942,253
     1,175,000        Pool TBA (c)............................................      3.00%          12/15/47            1,184,180
     1,795,000        Pool TBA (c)............................................      3.50%          12/15/47            1,856,317
       595,000        Pool TBA (c)............................................      4.00%          12/15/47              621,450
     3,055,000        Pool TBA (c)............................................      4.50%          12/15/47            3,217,833
                                                                                                                 ---------------
                                                                                                                      37,322,971
                                                                                                                 ---------------
                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................        39,208,872
                 (Cost $39,276,753)                                                                              ---------------

CORPORATE BONDS -- 20.1%

                 AEROSPACE/DEFENSE -- 0.3%
       150,000   L3 Technologies, Inc. .......................................      5.20%          10/15/19              157,906
        75,000   Northrop Grumman Corp. ......................................      3.25%          01/15/28               75,181
       250,000   United Technologies Corp. ...................................      1.78%          05/04/18              249,800
                                                                                                                 ---------------
                                                                                                                         482,887
                                                                                                                 ---------------

                 AGRICULTURE -- 0.0%
        50,000   BAT Capital Corp. (d)........................................      2.76%          08/15/22               49,637
                                                                                                                 ---------------

                 AIRLINES -- 0.5%
       139,347   American Airlines Pass-Through Trust, Series 2015-2,
                    Class AA..................................................      3.60%          09/22/27              144,207


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 AIRLINES (CONTINUED)
$      359,473   Continental Airlines Pass-Through Trust, Series 2007-1,
                    Class A ..................................................      5.98%          04/19/22      $       395,061
       166,978   Delta Air Lines Pass-Through Trust, Series 2002-1,
                    Class G-1 ................................................      6.72%          01/02/23              186,389
                                                                                                                 ---------------
                                                                                                                         725,657
                                                                                                                 ---------------

                 AUTO MANUFACTURERS -- 0.3%
       200,000   Ford Motor Credit Co. LLC ...................................      2.24%          06/15/18              200,319
       150,000   Ford Motor Credit Co. LLC, Medium-Term Note .................      2.94%          01/08/19              151,090
                                                                                                                 ---------------
                                                                                                                         351,409
                                                                                                                 ---------------

                 AUTO PARTS & EQUIPMENT -- 0.0%
        11,000   Goodyear Tire & Rubber (The) Co. ............................      4.88%          03/15/27               11,275
                                                                                                                 ---------------

                 BANKS -- 6.3%
       582,000   Bank of America Corp., Medium-Term Note .....................      6.88%          04/25/18              593,399
       350,000   Bank of America Corp., Medium-Term Note .....................      5.65%          05/01/18              355,402
        75,000   Bank of America Corp., Medium-Term Note (e)..................      3.09%          10/01/25               74,614
       850,000   Bank of America Corp., Global Medium-Term Note (e)...........      3.59%          07/21/28              862,656
       300,000   Bank of New York Mellon (The) Corp., Medium-Term Note (e)....      2.66%          05/16/23              299,636
       250,000   Citigroup, Inc. .............................................      1.80%          02/05/18              249,966
       500,000   Citigroup, Inc. .............................................      2.50%          09/26/18              502,029
       250,000   Citigroup, Inc. .............................................      8.50%          05/22/19              272,021
       600,000   Citigroup, Inc. (e)..........................................      3.52%          10/27/28              600,679
       200,000   Discover Bank ...............................................      2.60%          11/13/18              200,959
       150,000   Goldman Sachs Group, (The), Inc. ............................      6.15%          04/01/18              152,135
       300,000   Goldman Sachs Group, (The), Inc., Global Medium-Term Note ...      7.50%          02/15/19              318,510
        75,000   Goldman Sachs Group, (The), Inc. (e).........................      3.27%          09/29/25               74,495
        50,000   Goldman Sachs Group, (The), Inc. (e).........................      3.69%          06/05/28               50,516
       825,000   JPMorgan Chase & Co. (e).....................................      3.54%          05/01/28              833,067
       750,000   JPMorgan Chase & Co., Medium-Term Note, Series H ............      1.70%          03/01/18              750,048
       350,000   Morgan Stanley, Medium-Term Note ............................      5.63%          09/23/19              370,131
       500,000   Morgan Stanley, Series 3NC2, 3 Mo. LIBOR + 0.80% (b).........      2.21%          02/14/20              502,259
       250,000   PNC Bank N.A. ...............................................      1.50%          02/23/18              249,905
       175,000   Wachovia Corp., Medium-Term Note ............................      5.75%          02/01/18              176,143
       250,000   Wells Fargo & Co. ...........................................      3.00%          10/23/26              244,547
       300,000   Wells Fargo & Co., Medium-Term Note .........................      2.63%          07/22/22              297,938
       350,000   Wells Fargo & Co., Medium-Term Note (e)......................      3.58%          05/22/28              355,324
       534,000   Wells Fargo Bank N.A., Medium-Term Note .....................      1.65%          01/22/18              533,976
                                                                                                                 ---------------
                                                                                                                       8,920,355
                                                                                                                 ---------------

                 BEVERAGES -- 0.3%
       200,000   Anheuser-Busch InBev Finance, Inc. ..........................      4.90%          02/01/46              226,684
       200,000   Constellation Brands, Inc. ..................................      2.00%          11/07/19              198,984
                                                                                                                 ---------------
                                                                                                                         425,668
                                                                                                                 ---------------

                 BIOTECHNOLOGY -- 0.9%
       250,000   Amgen, Inc. .................................................      4.40%          05/01/45              265,089
       200,000   Baxalta, Inc. ...............................................      2.00%          06/22/18              200,151
       370,000   Celgene Corp. ...............................................      2.75%          02/15/23              367,350
       200,000   Celgene Corp. ...............................................      5.00%          08/15/45              220,970


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 BIOTECHNOLOGY (CONTINUED)
$      175,000   Gilead Sciences, Inc. .......................................      3.65%          03/01/26      $       181,428
                                                                                                                 ---------------
                                                                                                                       1,234,988
                                                                                                                 ---------------

                 CHEMICALS -- 0.5%
       150,000   Axalta Coating Systems LLC (d)...............................      4.88%          08/15/24              157,500
       200,000   Dow Chemical (The) Co. ......................................      8.55%          05/15/19              217,799
       200,000   Monsanto Co. ................................................      2.13%          07/15/19              199,386
        24,000   Valvoline, Inc. (d)..........................................      5.50%          07/15/24               25,500
        30,000   Valvoline, Inc. (d)..........................................      4.38%          08/15/25               30,188
                                                                                                                 ---------------
                                                                                                                         630,373
                                                                                                                 ---------------

                 COMMERCIAL SERVICES -- 0.2%
        10,000   Gartner, Inc. (d)............................................      5.13%          04/01/25               10,475
       200,000   Moody's Corp., 3 Mo. LIBOR + 0.35% (b).......................      1.67%          09/04/18              200,256
        50,000   Service Corp. International .................................      4.50%          11/15/20               50,750
                                                                                                                 ---------------
                                                                                                                         261,481
                                                                                                                 ---------------

                 COSMETICS/PERSONAL CARE -- 0.1%
        50,000   First Quality Finance Co., Inc. (d)..........................      4.63%          05/15/21               50,570
        25,000   First Quality Finance Co., Inc. (d)..........................      5.00%          07/01/25               25,688
                                                                                                                 ---------------
                                                                                                                          76,258
                                                                                                                 ---------------

                 DIVERSIFIED FINANCIAL SERVICES -- 0.6%
       250,000   American Express Co. ........................................      1.55%          05/22/18              249,838
       175,000   American Express Credit Corp., Medium-Term Note .............      1.80%          07/31/18              174,975
       100,000   Bear Stearns Cos. (The) LLC .................................      7.25%          02/01/18              100,862
       250,000   International Lease Finance Corp. (d)........................      7.13%          09/01/18              259,092
       100,000   Raymond James Financial, Inc. ...............................      4.95%          07/15/46              110,389
                                                                                                                 ---------------
                                                                                                                         895,156
                                                                                                                 ---------------

                 ELECTRIC -- 1.5%
       200,000   Ameren Illinois Co. .........................................      3.70%          12/01/47              200,557
       350,000   Black Hills Corp. ...........................................      2.50%          01/11/19              350,608
       155,000   Duke Energy Carolinas LLC ...................................      3.70%          12/01/47              156,309
       200,000   Duke Energy Progress LLC ....................................      3.25%          08/15/25              203,648
       200,000   Entergy Louisiana LLC .......................................      6.50%          09/01/18              206,738
       400,000   LG&E & KU Energy LLC ........................................      3.75%          11/15/20              413,931
        50,000   Metropolitan Edison Co. (d)..................................      4.00%          04/15/25               51,432
        50,000   NextEra Energy Operating Partners L.P. (d)...................      4.50%          09/15/27               50,125
       200,000   Pennsylvania Electric Co., Series C .........................      6.63%          04/01/19              210,178
       300,000   Southwestern Electric Power Co. .............................      3.55%          02/15/22              308,977
                                                                                                                 ---------------
                                                                                                                       2,152,503
                                                                                                                 ---------------

                 ENTERTAINMENT -- 0.1%
       135,000   GLP Capital L.P. / GLP Financing II, Inc. ...................      4.38%          11/01/18              137,025
                                                                                                                 ---------------

                 ENVIRONMENTAL CONTROL -- 0.4%
        70,000   Clean Harbors, Inc. .........................................      5.13%          06/01/21               71,050
       100,000   Republic Services, Inc. .....................................      3.80%          05/15/18              100,861
       150,000   Republic Services, Inc. .....................................      2.90%          07/01/26              146,400
       190,000   Waste Management, Inc. ......................................      3.15%          11/15/27              189,937
                                                                                                                 ---------------
                                                                                                                         508,248
                                                                                                                 ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 FOOD -- 0.2%
$       29,000   B&G Foods, Inc.  ............................................      4.63%          06/01/21      $        29,516
       175,000   Kraft Heinz Foods Co. .......................................      4.38%          06/01/46              169,555
        20,000   Lamb Weston Holdings, Inc. (d)...............................      4.63%          11/01/24               20,775
        65,000   Post Holdings, Inc. (d)......................................      5.75%          03/01/27               66,644
        25,000   Post Holdings, Inc. (d)......................................      5.63%          01/15/28               25,219
                                                                                                                 ---------------
                                                                                                                         311,709
                                                                                                                 ---------------

                 GAS -- 0.1%
       200,000   Spire, Inc. .................................................      3.54%          02/27/24              201,747
                                                                                                                 ---------------

                 HEALTHCARE-PRODUCTS -- 0.0%
        55,000   Teleflex, Inc. ..............................................      4.63%          11/15/27               56,513
                                                                                                                 ---------------

                 HEALTHCARE-SERVICES -- 1.6%
       100,000   Anthem, Inc. ................................................      7.00%          02/15/19              105,517
       150,000   Anthem, Inc. ................................................      3.30%          01/15/23              152,237
       120,000   Anthem, Inc. ................................................      3.65%          12/01/27              121,293
        38,000   Centene Corp. ...............................................      4.75%          01/15/25               39,075
        60,000   CHS/Community Health Systems, Inc. ..........................      6.25%          03/31/23               56,400
        75,000   Cigna Corp. .................................................      3.05%          10/15/27               72,553
        20,000   DaVita, Inc. ................................................      5.75%          08/15/22               20,622
         5,000   DaVita, Inc. ................................................      5.13%          07/15/24                5,097
        10,000   DaVita, Inc. ................................................      5.00%          05/01/25               10,028
       300,000   Fresenius Medical Care US Finance II, Inc. (d)...............      6.50%          09/15/18              309,794
        14,000   HCA, Inc. ...................................................      6.50%          02/15/20               15,068
        25,000   HCA, Inc. ...................................................      4.75%          05/01/23               26,156
       170,000   HCA, Inc. ...................................................      5.00%          03/15/24              178,925
       450,000   Kaiser Foundation Hospitals .................................      3.50%          04/01/22              464,389
         5,000   Molina Healthcare, Inc. .....................................      5.38%          11/15/22                5,250
        15,000   Molina Healthcare, Inc. (d)..................................      4.88%          06/15/25               15,075
       200,000   New York and Presbyterian (The) Hospital ....................      3.56%          08/01/36              199,260
        15,000   Surgery Center Holdings (d) .................................      6.75%          07/01/25               13,725
        10,000   Tenet Healthcare Corp. ......................................      4.75%          06/01/20               10,253
        29,000   Tenet Healthcare Corp. ......................................      4.50%          04/01/21               29,326
        60,000   Tenet Healthcare Corp. ......................................      4.38%          10/01/21               60,300
        75,000   UnitedHealth Group, Inc. ....................................      3.75%          10/15/47               74,741
       250,000   Universal Health Services, Inc. (d)..........................      3.75%          08/01/19              255,938
        20,000   WellCare Health Plans, Inc. .................................      5.25%          04/01/25               21,225
                                                                                                                 ---------------
                                                                                                                       2,262,247
                                                                                                                 ---------------

                 HOUSEHOLD PRODUCTS/WARES -- 0.0%
        30,000   Central Garden & Pet Co. ....................................      6.13%          11/15/23               32,025
                                                                                                                 ---------------

                 HOUSEWARES -- 0.1%
       150,000   Newell Brands, Inc. .........................................      2.88%          12/01/19              151,474
                                                                                                                 ---------------

                 INSURANCE -- 0.1%
       200,000   Nationwide Mutual Insurance Co., 3 Mo. LIBOR +
                    2.29% (b) (d).............................................      3.61%          12/15/24              200,009
                                                                                                                 ---------------

                 INTERNET -- 0.1%
        75,000   Amazon.com, Inc. (d).........................................      3.15%          08/22/27               75,006
        20,000   Zayo Group LLC / Zayo Capital, Inc. (d)......................      5.75%          01/15/27               20,650
                                                                                                                 ---------------
                                                                                                                          95,656
                                                                                                                 ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 MEDIA -- 0.6%
$      200,000   Altice US Finance I Corp. (d)................................      5.50%          05/15/26      $       202,999
       200,000   CBS Corp. (d)................................................      3.70%          06/01/28              195,905
        25,000   CCO Holdings LLC / CCO Holdings Capital Corp. (d)............      5.13%          05/01/27               24,828
        65,000   CCO Holdings LLC / CCO Holdings Capital Corp. (d)............      5.00%          02/01/28               64,025
       100,000   Comcast Corp. (d)............................................      3.97%          11/01/47              100,496
        50,000   CSC Holdings LLC ............................................      5.25%          06/01/24               48,859
        25,000   Sirius XM Radio, Inc. (d)....................................      3.88%          08/01/22               25,318
       150,000   Time Warner Cable LLC .......................................      5.88%          11/15/40              162,011
                                                                                                                 ---------------
                                                                                                                         824,441
                                                                                                                 ---------------

                 OIL AND GAS -- 0.2%
        15,000   Antero Resources Corp. ......................................      5.00%          03/01/25               15,338
        50,000   Centennial Resource Production LLC (d).......................      5.38%          01/15/26               50,875
        13,000   Diamondback Energy, Inc. ....................................      4.75%          11/01/24               13,211
        75,000   Endeavor Energy Resources L.P. / EER Finance, Inc. (d).......      5.75%          01/30/28               76,125
         7,000   Gulfport Energy Corp. .......................................      6.38%          05/15/25                7,079
        15,000   Newfield Exploration Co. ....................................      5.75%          01/30/22               16,106
        10,000   Newfield Exploration Co. ....................................      5.63%          07/01/24               10,850
        30,000   Parsley Energy LLC / Parsley Finance Corp. (d)...............      5.25%          08/15/25               30,300
        30,000   Parsley Energy LLC / Parsley Finance Corp. (d)...............      5.63%          10/15/27               30,731
         5,000   QEP Resources, Inc. .........................................      5.38%          10/01/22                5,143
         5,000   QEP Resources, Inc. .........................................      5.25%          05/01/23                5,088
                                                                                                                 ---------------
                                                                                                                         260,846
                                                                                                                 ---------------

                 PACKAGING & CONTAINERS -- 0.5%
        17,000   Ball Corp. ..................................................      5.25%          07/01/25               18,679
        50,000   Crown Americas LLC / Crown Americas Capital Corp. V .........      4.25%          09/30/26               50,375
        50,000   Graphic Packaging International, Inc. .......................      4.88%          11/15/22               53,438
        50,000   Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                    Reynolds Group Issuer Lu .................................      5.75%          10/15/20               50,906
        50,000   Sealed Air Corp. (d).........................................      5.25%          04/01/23               53,875
       400,000   WestRock MWV LLC ............................................      7.38%          09/01/19              433,635
                                                                                                                 ---------------
                                                                                                                         660,908
                                                                                                                 ---------------

                 PHARMACEUTICALS -- 0.1%
       100,000   AbbVie, Inc. ................................................      3.20%          05/14/26               99,122
        75,000   Johnson & Johnson ...........................................      3.63%          03/03/37               77,722
                                                                                                                 ---------------
                                                                                                                         176,844
                                                                                                                 ---------------

                 PIPELINES -- 1.0%
        29,000   Cheniere Corpus Christi Holdings LLC (d).....................      5.13%          06/30/27               29,979
       145,000   Energy Transfer Partners L.P. ...............................      5.20%          02/01/22              155,400
       150,000   Kinder Morgan, Inc. .........................................      5.30%          12/01/34              159,178
        55,000   NGPL PipeCo LLC (d)..........................................      4.38%          08/15/22               56,581
       150,000   Plains All American Pipeline L.P. / PAA Finance Corp. .......      2.85%          01/31/23              143,090
        50,000   Plains All American Pipeline L.P. / PAA Finance Corp. .......      4.65%          10/15/25               51,068
        35,000   Rockies Express Pipeline LLC (d).............................      6.85%          07/15/18               35,831
        45,000   Rockies Express Pipeline LLC (d).............................      6.00%          01/15/19               46,674
        45,000   Rockies Express Pipeline LLC (d).............................      5.63%          04/15/20               47,363
        94,697   Ruby Pipeline LLC (d)........................................      6.00%          04/01/22              101,293
       100,000   Sabine Pass Liquefaction LLC ................................      5.63%          03/01/25              110,216
       200,000   Spectra Energy Partners L.P. ................................      4.60%          06/15/21              211,931


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 PIPELINES (CONTINUED)
$      250,000   Sunoco Logistics Partners Operations L.P. ...................      5.40%          10/01/47      $       250,434
                                                                                                                 ---------------
                                                                                                                       1,399,038
                                                                                                                 ---------------

                 REAL ESTATE INVESTMENT TRUSTS -- 1.9%
       150,000   Alexandria Real Estate Equities, Inc. .......................      2.75%          01/15/20              150,840
       250,000   American Campus Communities Operating Partnership L.P. ......      3.63%          11/15/27              248,449
       300,000   Boston Properties L.P. ......................................      3.70%          11/15/18              303,839
       175,000   Boston Properties L.P. ......................................      2.75%          10/01/26              165,494
       125,000   CC Holdings GS V LLC / Crown Castle GS III Corp. ............      3.85%          04/15/23              129,279
       125,000   Education Realty Operating Partnership L.P. .................      4.60%          12/01/24              129,882
       300,000   HCP, Inc. ...................................................      3.75%          02/01/19              303,980
       250,000   HCP, Inc. ...................................................      3.88%          08/15/24              256,454
       175,000   Healthcare Realty Trust, Inc. ...............................      3.75%          04/15/23              178,343
       200,000   Life Storage L.P. ...........................................      3.88%          12/15/27              198,382
        40,000   MGM Growth Properties Operating Partnership L.P. / MGP
                    Finance Co.-Issuer, Inc. .................................      5.63%          05/01/24               43,000
        22,000   SBA Communications Corp. ....................................      4.88%          09/01/24               22,825
       300,000   SL Green Realty Corp. .......................................      4.50%          12/01/22              315,189
       200,000   Ventas Realty L.P. / Ventas Capital Corp. ...................      2.70%          04/01/20              200,859
        75,000   Welltower, Inc. .............................................      4.50%          01/15/24               80,001
                                                                                                                 ---------------
                                                                                                                       2,726,816
                                                                                                                 ---------------

                 RETAIL -- 0.3%
        35,000   Cumberland Farms, Inc. (d)...................................      6.75%          05/01/25               37,100
       150,000   CVS Health Corp. ............................................      3.88%          07/20/25              153,612
        25,000   KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America
                    LLC (d)...................................................      5.25%          06/01/26               26,500
       150,000   Walgreens Boots Alliance, Inc. ..............................      3.80%          11/18/24              153,546
                                                                                                                 ---------------
                                                                                                                         370,758
                                                                                                                 ---------------

                 SEMICONDUCTORS -- 0.2%
       250,000   Broadcom Corp. / Broadcom Cayman Finance Ltd. (d)............      2.38%          01/15/20              247,805
                                                                                                                 ---------------

                 SOFTWARE -- 0.2%
        12,000   CDK Global, Inc. (d).........................................      4.88%          06/01/27               12,390
        55,000   Change Healthcare Holdings LLC / Change Healthcare Finance,
                    Inc. (d)..................................................      5.75%          03/01/25               55,894
        22,000   First Data Corp. (d).........................................      5.00%          01/15/24               22,853
        11,000   MSCI, Inc. (d)...............................................      4.75%          08/01/26               11,658
        80,000   Oracle Corp. ................................................      3.25%          11/15/27               81,047
        95,000   Quintiles IMS, Inc. (d)......................................      4.88%          05/15/23               98,799
                                                                                                                 ---------------
                                                                                                                         282,641
                                                                                                                 ---------------

                 TELECOMMUNICATIONS -- 0.9%
       250,000   AT&T, Inc. ..................................................      4.80%          06/15/44              243,681
       400,000   AT&T, Inc. ..................................................      4.35%          06/15/45              363,074
        72,000   AT&T, Inc. ..................................................      4.50%          03/09/48               66,204
        75,000   Level 3 Financing, Inc. .....................................      5.38%          01/15/24               75,375
       112,000   Sprint Communications, Inc. (d)..............................      9.00%          11/15/18              118,440
        50,000   T-Mobile USA, Inc. ..........................................      6.63%          04/01/23               52,438
       350,000   Verizon Communications, Inc. ................................      4.86%          08/21/46              358,925
                                                                                                                 ---------------
                                                                                                                       1,278,137
                                                                                                                 ---------------
                 TOTAL CORPORATE BONDS........................................................................        28,402,534
                 (Cost $28,278,830)                                                                              ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.5%

                 Argent Securities, Inc.
$      255,000        Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (b).......      1.82%          10/25/35      $       254,557
                 Asset Backed Funding Certificates Trust
       226,993        Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (b).....      1.47%          09/25/36              221,320
                 Brazos Higher Education Authority, Inc.
       270,000        Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (b)........      2.51%          11/25/33              271,989
       300,000        Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (b)........      2.37%          10/27/36              302,346
                 Citigroup Mortgage Loan Trust
       156,011        Series 2006-HE1, Class M2, 1 Mo. LIBOR + 0.34% (b)......      1.67%          01/25/36              156,461
                 EFS Volunteer No 3 LLC
       200,000        Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (b) (d)....      2.33%          04/25/33              200,285
                 First Franklin Mortgage Loan Trust
       336,051        Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (b)....      1.49%          10/25/36              258,644
                 GSAA Home Equity Trust
       435,826        Series 2005-11, Class 3A1, 1 Mo. LIBOR + 0.27% (b)......      1.60%          10/25/35              433,565
                 JPMorgan Mortgage Acquisition Trust
       260,000        Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (b).....      1.60%          05/25/36              255,126
       405,000        Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (b).....      1.61%          01/25/37              391,118
                 Merrill Lynch First Franklin Mortgage Loan Trust
       477,686        Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (b).......      1.46%          06/25/37              375,541
                 Mid-State Trust
       263,097        Series 2003-11, Class A1................................      4.86%          07/15/38              274,145
                 Navient Student Loan Trust
       304,513        Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (b).........      1.95%          03/25/83              302,821
        98,954        Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (b).........      1.95%          03/25/83               97,971
       150,000        Series 2014-8, Class A3, 1 Mo. LIBOR + 0.60% (b)........      1.93%          05/27/49              150,593
       250,000        Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (b)........      1.93%          04/25/40              251,165
       300,000        Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (b) (d)...      2.38%          07/26/66              304,995
                 Residential Asset Mortgage Products, Inc.
       340,000        Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (b)......      1.75%          03/25/36              339,117
                 Residential Asset Securities Corp.
       260,000        Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (b).....      1.61%          04/25/36              248,450
       192,471        Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (b)......      1.57%          06/25/36              192,239
                 Saxon Asset Securities Trust
       399,124        Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (b).......      1.57%          05/25/47              322,201
                 Securitized Asset Backed Receivables LLC Trust
       260,000        Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (b)......      1.72%          10/25/35              260,941
                 SLC Student Loan Trust
       400,000        Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (b)........      1.48%          12/15/39              382,257
       280,000        Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (b)........      1.48%          03/15/55              268,200
       130,000        Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (b)........      1.48%          09/15/39              125,648
                 SLM Student Loan Trust
       250,000        Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (b)........      2.12%          10/25/40              247,838
       250,000        Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (b)........      1.54%          01/25/41              242,138
       100,000        Series 2006-8, Class A6, 3 Mo. LIBOR + 0.16% (b)........      1.53%          01/25/41               96,522
       204,111        Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (b)........      1.75%          10/25/24              204,252
        80,000        Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b).........      2.12%          10/27/70               72,759
       517,044        Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (b)........      2.02%          01/25/22              514,855
       130,000        Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b).........      2.57%          01/25/83              124,547
       380,000        Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (b)........      2.47%          07/25/23              385,527
       320,000        Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (b).........      3.22%          07/26/83              317,326


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

                 SLM Student Loan Trust (Continued)
$      345,000        Series 2011-1, Class A2, 1 Mo. LIBOR + 1.15% (b)........      2.48%          10/25/34      $       353,749
       661,503        Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (b).........      2.03%          01/25/29              665,368
       473,173        Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (b).........      1.98%          12/27/38              476,997
       205,538        Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (b).........      1.78%          09/25/43              206,081
                 Soundview Home Equity Loan Trust
       230,000        Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (b)........      1.66%          03/25/36              230,216
                 Structured Asset Investment Loan Trust
       592,435        Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (b)........      2.13%          07/25/34              588,330
       546,817        Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (b)........      2.06%          03/25/35              549,031
                 Wells Fargo Home Equity Trust
        82,133        Series 2005-2, Class M4, 1 Mo. LIBOR + 0.81% (b)........      2.14%          04/25/35               82,529
                                                                                                                 ---------------
                 TOTAL ASSET-BACKED SECURITIES................................................................        11,999,760
                 (Cost $11,879,093)                                                                              ---------------

MORTGAGE-BACKED SECURITIES -- 6.5%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.4%
                 Banc of America Funding Corp.
       715,000        Series 2014-R6, Class 2A13 (d) (f)......................      1.37%          07/26/36              677,239
                 Bear Stearns ALT-A Trust
       152,022        Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (b)........      1.97%          07/25/34              151,966
                 Bear Stearns Mortgage Funding Trust
       270,416        Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b).....      1.54%          07/25/36              251,144
       401,270        Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (b)....      1.49%          06/25/47              374,526
                 Credit Suisse Mortgage Trust
       192,977        Series 2011-5R, Class 2A1 (d) (f).......................      3.42%          08/27/46              194,899
                 Deephaven Residential Mortgage Trust
       172,427        Series 2017-1A, Class A1 (d) (f)........................      2.73%          12/26/46              172,342
                 GMACM Mortgage Loan Trust
       132,530        Series 2006-AR1, Class 1A1 (f)..........................      3.84%          04/19/36              125,560
                 GreenPoint Mortgage Funding Trust
       249,473        Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.29% (b).....      1.62%          02/25/36              240,662
                 Impac CMB Trust
       539,393        Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (b).......      1.85%          04/25/35              529,767
                 Impac Secured Assets Corp.
       158,478        Series 2004-3, Class 1A4, 1 Mo. LIBOR + 0.80% (b).......      2.13%          11/25/34              157,850
                 Lehman XS Trust
       333,260        Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (b).....      1.52%          11/25/46              317,280
                 Morgan Stanley Mortgage Loan Trust
       392,479        Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (b).....      2.30%          07/25/34              394,106
       172,656        Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (b).......      1.59%          04/25/35              167,462
                 MortgageIT Trust
       218,555        Series 2005-5, Class A1, 1 Mo. LIBOR + 0.26% (b)........      1.59%          12/25/35              217,704
                 Structured Adjustable Rate Mortgage Loan Trust
       114,244        Series 2004-12, Class 3A1 (f)...........................      3.46%          09/25/34              114,254
                 WaMu Mortgage Pass-Through Certificates Trust
       223,435        Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (b)....      2.01%          01/25/45              223,012
       376,361        Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)...      1.59%          11/25/45              372,672
       230,588        Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                         1.00% (b)............................................      2.00%          02/25/46              226,540
                                                                                                                 ---------------
                                                                                                                       4,908,985
                                                                                                                 ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 3.1%
                 Banc of America Merrill Lynch Large Loan Commercial Mortgage
                    Securities Trust
$       50,000        Series 2012-PARK, Class A (d)...........................      2.96%          12/10/30      $        50,655
                 Barclays Commercial Mortgage Securities Trust
       125,000        Series 2013-TYSN, Class A2 (d)..........................      3.76%          09/05/32              129,648
                 COMM Mortgage Trust
       225,000        Series 2012-CR5, Class A3...............................      2.54%          12/10/45              222,972
       315,000        Series 2012-CR5, Class A4...............................      2.77%          12/10/45              314,949
                 GRACE Mortgage Trust
        50,000        Series 2014-GRCE, Class A (d)...........................      3.37%          06/10/28               51,322
                 GS Mortgage Securities Corp. Trust
        50,000        Series 2012-SHOP, Class A (d)...........................      2.93%          06/05/31               50,450
                 JPMorgan Chase Commercial Mortgage Securities Trust
       659,087        Series 2011-C4, Class A3 (d)............................      4.11%          07/15/46              662,713
       685,637        Series 2012-C6, Class ASB...............................      3.14%          05/15/45              698,979
                 Morgan Stanley Bank of America Merrill Lynch Trust
       235,000        Series 2014-C17, Class A3...............................      3.53%          08/15/47              242,936
                 Morgan Stanley Capital I Trust
        50,000        Series 2014-MP, Class A (d).............................      3.47%          08/11/33               51,376
                 OBP Depositor LLC Trust
        45,000        Series 2010-OBP, Class A (d)............................      4.65%          07/15/45               47,247
                 RBS Commercial Funding, Inc. Trust
        50,000        Series 2013-GSP, Class A (d) (f)........................      3.83%          01/13/32               51,979
                 SFAVE Commercial Mortgage Securities Trust
       150,000        Series 2015-5AVE, Class A1 (d) (f)......................      3.87%          01/05/43              150,952
                 UBS-Barclays Commercial Mortgage Trust
       250,000        Series 2013-C6, Class A3................................      2.97%          04/10/46              252,527
                 WFRBS Commercial Mortgage Trust
       864,934        Series 2011-C5, Class A3................................      3.53%          11/15/44              880,660
       510,000        Series 2013-C17, Class A2...............................      2.92%          12/15/46              513,465
                                                                                                                 ---------------
                                                                                                                       4,372,830
                                                                                                                 ---------------
                 TOTAL MORTGAGE-BACKED SECURITIES.............................................................         9,281,815
                 (Cost $9,199,499)                                                                               ---------------


  PRINCIPAL
    VALUE
    (LOCAL                                                                          STATED          STATED            VALUE
  CURRENCY)                               DESCRIPTION                               COUPON         MATURITY       (U.S. DOLLAR)
--------------------------------------------------------------------------------------------------------------------------------

FOREIGN SOVEREIGN BONDS -- 2.9%

                 BRAZIL -- 0.2%
       250,000   Brazilian Government International Bond (USD)................      4.25%          01/07/25              253,312
                                                                                                                 ---------------

                 CHILE -- 0.2%
       300,000   Chile Government International Bond (USD)....................      2.25%          10/30/22              296,250
                                                                                                                 ---------------

                 CROATIA -- 0.2%
       200,000   Croatia Government International Bond (USD) (d)..............      6.00%          01/26/24              228,116
                                                                                                                 ---------------

                 INDONESIA -- 0.2%
       250,000   Indonesia Government International Bond, Medium-Term Note,
                    Series REGS (USD).........................................      4.75%          01/08/26              271,366
                                                                                                                 ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                          STATED          STATED            VALUE
  CURRENCY)                               DESCRIPTION                               COUPON         MATURITY       (U.S. DOLLAR)
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN SOVEREIGN BONDS (CONTINUED)

                 JAPAN -- 1.8%
   145,000,000   Japan Treasury Discount Bill, Series 711 (JPY)...............       (g)           01/10/18      $     1,288,606
   135,000,000   Japan Treasury Discount Bill, Series 722 (JPY)...............       (g)           02/26/18            1,200,136
                                                                                                                 ---------------
                                                                                                                       2,488,742
                                                                                                                 ---------------

                 KAZAKHSTAN -- 0.1%
       200,000   Kazakhstan Government International Bond (USD) (d) (e).......      5.13%          07/21/25              223,724
                                                                                                                 ---------------

                 RUSSIA -- 0.1%
       200,000   Russian Foreign Bond - Eurobond, Series REGS (USD)...........      4.88%          09/16/23              217,775
                                                                                                                 ---------------

                 TURKEY -- 0.1%
       200,000   Turkey Government International Bond (USD)...................      3.25%          03/23/23              188,295
                                                                                                                 ---------------
                 TOTAL FOREIGN SOVEREIGN BONDS................................................................         4,167,580
                 (Cost $4,172,397)                                                                               ---------------

FOREIGN CORPORATE BONDS -- 2.9%

                 AGRICULTURE -- 0.4%
       600,000   BAT International Finance PLC (USD) (d)......................      1.85%          06/15/18              599,722
                                                                                                                 ---------------

                 BANKS -- 1.0%
       450,000   Lloyds Banking Group PLC (USD) (e)...........................      2.91%          11/07/23              447,108
       225,000   Macquarie Bank Ltd. (USD) (d)................................      2.35%          01/15/19              225,258
       300,000   Santander UK PLC (USD) ......................................      2.50%          03/14/19              301,450
       375,000   UBS AG (USD), 3 Mo. LIBOR + 0.32% (b) (d)....................      1.80%          05/28/19              375,233
                                                                                                                 ---------------
                                                                                                                       1,349,049
                                                                                                                 ---------------

                 BEVERAGES -- 0.2%
       250,000   Suntory Holdings Ltd. (USD) (d)..............................      2.55%          09/29/19              250,870
                                                                                                                 ---------------

                 COMMERCIAL SERVICES -- 0.0%
        17,000   IHS Markit Ltd. (USD) (d)....................................      5.00%          11/01/22               18,190
                                                                                                                 ---------------

                 DIVERSIFIED FINANCIAL SERVICES -- 0.1%
        70,000   GE Capital International Funding Co. Unlimited Co. (USD) ....      4.42%          11/15/35               74,806
                                                                                                                 ---------------

                 FOOD -- 0.2%
       225,000   Mondelez International Holdings Netherlands BV (USD) (d).....      1.63%          10/28/19              222,050
                                                                                                                 ---------------

                 HOUSEHOLD PRODUCTS/WARES -- 0.1%
       200,000   Reckitt Benckiser Treasury Services PLC (USD) (d)............      2.75%          06/26/24              195,784
                                                                                                                 ---------------

                 MEDIA -- 0.1%
       125,000   Sky PLC (USD) (d)............................................      6.10%          02/15/18              125,986
                                                                                                                 ---------------

                 OIL & GAS SERVICES -- 0.0%
        23,750   Transocean Proteus Ltd. (USD) (d)............................      6.25%          12/01/24               25,086
                                                                                                                 ---------------

                 OIL AND GAS -- 0.2%
        20,000   Canadian Natural Resources Ltd. (USD) .......................      3.85%          06/01/27               20,214
       250,000   Petroleos Mexicanos (USD) ...................................      4.50%          01/23/26              250,575
                                                                                                                 ---------------
                                                                                                                         270,789
                                                                                                                 ---------------

                 PHARMACEUTICALS -- 0.5%
       150,000   Allergan Funding SCS (USD) ..................................      2.35%          03/12/18              150,212
       300,000   Allergan Funding SCS (USD) ..................................      3.80%          03/15/25              302,924
       100,000   AstraZeneca PLC (USD)........................................      3.13%          06/12/27               98,455


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                          STATED          STATED            VALUE
  CURRENCY)                               DESCRIPTION                               COUPON         MATURITY       (U.S. DOLLAR)
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS (CONTINUED)

                 PHARMACEUTICALS (CONTINUED)
        60,000   Valeant Pharmaceuticals International, Inc. (USD) (d)........      5.88%          05/15/23      $        52,638
        50,000   Valeant Pharmaceuticals International, Inc. (USD) (d)........      6.13%          04/15/25               43,063
        80,000   Valeant Pharmaceuticals International, Inc. (USD) (d)........      5.50%          11/01/25               81,408
                                                                                                                 ---------------
                                                                                                                         728,700
                                                                                                                 ---------------

                 RETAIL -- 0.1%
        35,000   1011778 BC ULC / New Red Finance, Inc. (USD) (d).............      4.25%          05/15/24               35,140
       100,000   Alimentation Couche-Tard, Inc. (USD) (d).....................      3.55%          07/26/27               99,426
                                                                                                                 ---------------
                                                                                                                         134,566
                                                                                                                 ---------------

                 TELECOMMUNICATIONS -- 0.0%
        75,000   Intelsat Jackson Holdings S.A. (USD).........................      5.50%          08/01/23               61,594
                                                                                                                 ---------------
                 TOTAL FOREIGN CORPORATE BONDS................................................................         4,057,192
                 (Cost $4,046,273)                                                                               ---------------


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS -- 1.3%

                 CALIFORNIA -- 0.5%
$      300,000   CA St Build America Bonds ...................................      7.95%          03/01/36              336,957
       130,000   Met Wtr Dist of Sthrn CA Build America Bonds ................      6.54%          07/01/39              138,471
       225,000   Univ of CA Rev TXBL Gen Ref, Ser AJ .........................      4.60%          05/15/31              253,375
                                                                                                                 ---------------
                                                                                                                         728,803
                                                                                                                 ---------------

                 FLORIDA -- 0.1%
       125,000   FL St Turnpike Auth Build America Bonds .....................      6.80%          07/01/39              133,871
                                                                                                                 ---------------

                 NEW YORK -- 0.7%
       200,000   City of New York NY .........................................      3.05%          10/01/29              195,504
       400,000   New York City NY Transitional Fin Auth Rev Qualified Sch
                    Constr, Ser BD G-3 .......................................      5.27%          05/01/27              466,796
       300,000   NY St Dorm Auth Personal Income Tax Rev Build America Bonds,
                    Ser A ....................................................      5.50%          03/15/30              353,898
                                                                                                                 ---------------
                                                                                                                       1,016,198
                                                                                                                 ---------------
                 TOTAL MUNICIPAL BONDS........................................................................         1,878,872
                 (Cost $1,868,339)                                                                               ---------------

CAPITAL PREFERRED SECURITIES -- 0.2%

                 ELECTRIC -- 0.2%
       300,000   Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (b).......      4.44%          10/01/42              294,957
                                                                                                                 ---------------
                 TOTAL CAPITAL PREFERRED SECURITIES...........................................................           294,957
                 (Cost $290,250)                                                                                 ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

  PRINCIPAL                                                                                          STATED
    VALUE                                 DESCRIPTION                              RATE (h)       MATURITY (i)        VALUE
--------------------------------------------------------------------------------------------------------------------------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 0.1%

                 REAL ESTATE INVESTMENT TRUSTS -- 0.1%
$      150,000   Ventas Realty L.P., Term Loan A, 3 Mo. LIBOR + 0.975%........      2.21%          08/03/20      $       148,500
                                                                                                                 ---------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................           148,500
                 (Cost $149,812)                                                                                 ---------------


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS -- 3.8%

       465,000   U.S. Treasury Bill ..........................................       (g)           01/04/18              464,519
     3,399,000   U.S. Treasury Bill ..........................................       (g)           01/25/18            3,393,133
        25,000   U.S. Treasury Bill (j) ......................................       (g)           03/01/18               24,922
     1,465,000   U.S. Treasury Bill ..........................................       (g)           04/19/18            1,457,731
                                                                                                                 ---------------
                 TOTAL U.S. TREASURY BILLS....................................................................         5,340,305
                 (Cost $5,340,574)                                                                               ---------------


    SHARES                                                DESCRIPTION                                                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 2.4%

     3,394,078   JPMorgan 100% U.S. Treasury Securities Money Market Fund 0.94% (k)...........................         3,394,078
                 (Cost $3,394,078)                                                                               ---------------

                 TOTAL INVESTMENTS -- 118.5%..................................................................       167,796,780
                 (Cost $167,664,752) (l)
                 NET OTHER ASSETS AND LIABILITIES -- (18.5)%..................................................       (26,238,652)
                                                                                                                 ---------------
                 NET ASSETS -- 100.0%.........................................................................   $   141,558,128
                                                                                                                 ===============


FORWARD FOREIGN CURRENCY CONTRACTS AT NOVEMBER 30, 2017 (see Note 2D - Forward Foreign Currency Contracts in the Notes to Portfolio of Investments):

                                        FORWARD FOREIGN CURRENCY CONTRACTS
                              -------------------------------------------------------
                                                                     PURCHASE VALUE       SALE VALUE        UNREALIZED
 SETTLEMENT                         AMOUNT                                AS OF              AS OF         APPRECIATION
    DATE       COUNTERPARTY       PURCHASED         AMOUNT SOLD     NOVEMBER 30, 2017  NOVEMBER 30, 2017  (DEPRECIATION)
-------------  -------------  ------------------  ----------------  -----------------  -----------------  --------------
   01/10/18        GSIL       USD      1,292,761  JPY  145,000,000  $       1,292,761  $       1,291,603  $        1,158
   02/26/18        GSIL       USD      1,219,859  JPY  135,000,000          1,219,859          1,205,354          14,505
                                                                                                          --------------
Net Unrealized Appreciation (Depreciation)..............................................................  $       15,663
                                                                                                          ==============

Counterparty Abbreviations:
GSIL  Goldman Sachs International, London


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)


FUTURES CONTRACTS AT NOVEMBER 30, 2017 (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
                                                  NUMBER OF           EXPIRATION                            (DEPRECIATION)/
     FUTURES CONTRACTS          POSITION          CONTRACTS              DATE            NOTIONAL VALUE          VALUE
----------------------------  -------------  -------------------  -------------------  ------------------  -----------------
U.S. 2-Year Treasury Notes        Long               23                Mar-2018        $        4,931,344  $          (2,889)
                                                                                       ==================  =================

-----------------------------

(a) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(b)   Floating or variable rate security.

(c) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2G - Mortgage Dollar Rolls and To-Be-Announced Transactions in the Notes to Portfolio of Investments).

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by TCW Investment Management Company LLC (the "Sub-Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2017, securities noted as such amounted to $9,115,475 or 6.4% of net assets.

(e) Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.

(f) Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(g)   Zero coupon security.

(h) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(i) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(j) All or a portion of this security is segregated as collateral for open futures contracts.

(k)   Rate shown reflects yield as of November 30, 2017.

(l) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $491,279 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $346,477. The net unrealized appreciation was $144,802. The amounts presented are inclusive of derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

TBA   - To-Be-Announced Security

Currency Abbreviations:
JPY   Japanese Yen
USD   United States Dollar


                        See Notes to Portfolio of Investments

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

NOVEMBER 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of November 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                       ASSETS TABLE
                                                                                            LEVEL 2            LEVEL 3
                                                    TOTAL               LEVEL 1           SIGNIFICANT        SIGNIFICANT
                                                   VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                  11/30/2017            PRICES              INPUTS              INPUTS
                                              ------------------   -----------------   -----------------   ----------------
U.S. Government Bonds and Notes............   $       59,622,315   $              --   $      59,622,315   $             --
U.S. Government Agency Mortgage-Backed
   Securities..............................           39,208,872                  --          39,208,872                 --
Corporate Bonds*...........................           28,402,534                  --          28,402,534                 --
Asset-Backed Securities....................           11,999,760                  --          11,999,760                 --
Mortgage-Backed Securities.................            9,281,815                  --           9,281,815                 --
Foreign Sovereign Bonds**..................            4,167,580                  --           4,167,580                 --
Foreign Corporate Bonds*...................            4,057,192                  --           4,057,192                 --
Municipal Bonds***.........................            1,878,872                  --           1,878,872                 --
Capital Preferred Securities*..............              294,957                  --             294,957                 --
Senior Floating-Rate Loan Interests*.......              148,500                  --             148,500                 --
U.S. Treasury Bills........................            5,340,305                  --           5,340,305                 --
Money Market Funds.........................            3,394,078           3,394,078                  --                 --
                                              ------------------   -----------------   -----------------   ----------------
Total Investments..........................          167,796,780           3,394,078         164,402,702                 --
Forward Foreign Currency Contracts.........               15,663                  --              15,663                 --
                                              ------------------   -----------------   -----------------   ----------------
Total .....................................   $      167,812,443   $       3,394,078   $     164,418,365   $             --
                                              ==================   =================   =================   ================

                                                     LIABILITIES TABLE
                                                                                            LEVEL 2            LEVEL 3
                                                    TOTAL               LEVEL 1           SIGNIFICANT        SIGNIFICANT
                                                   VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                  11/30/2017            PRICES              INPUTS              INPUTS
                                              ------------------   -----------------   -----------------   ----------------
Futures Contracts..........................   $           (2,889)  $          (2,889)  $              --   $             --
                                              ==================   =================   =================   ================

*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at November 30, 2017.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the First Trust TCW Opportunistic Fixed Income ETF (the "Fund"), which trades under the ticker "FIXD" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a

(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments includes Senior Loans.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2017 (UNAUDITED)

      specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of a security;
      4)    the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on TCW Investment Management Company LLC's ("TCW" or the "Sub-Advisor") or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities of the issuer, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2017 (UNAUDITED)

     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);
     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
     13)    other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of November 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At November 30, 2017, the Fund had no when-issued or delayed-delivery securities. At November 30, 2017, the Fund held $22,665,976 of forward purchase commitments.

C. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2017 (UNAUDITED)

contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

E. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

G. MORTGAGE DOLLAR ROLLS AND TO-BE-ANNOUNCED TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's Sub-Advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in to-be-announced transactions ("TBA Transactions"). A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2017 (UNAUDITED)

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (September 1, 2017 through November 30,
2017), the notional value of forward foreign currency contracts opened and closed were $2,512,620 and $812,909, respectively.

For the fiscal year-to-date period (September 1, 2017 through November 30,
2017), the notional value of futures contracts opened and closed were $7,309,340 and $5,618,262, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VIII
             ------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: January 22, 2018
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: January 22, 2018
      ----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: January 22, 2018
      ----------------

* Print the name and title of each signing officer under his or her signature.